Commitments and Contingencies (Details) ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2016 ILS (₪)	Dec. 31, 2019 USD ($)
Commitments and Contingencies (Textual)
Damages plaintiffs amount	$ 2,400
Customer Contracts [Member]
Commitments and Contingencies (Textual)
Bank guarantees amount			$ 805
Restricted bank deposits			$ 433
NIS [Member]
Commitments and Contingencies (Textual)
Sought damages in amount | ₪		₪ 34,106